ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES

As of June 30, 2019 and March 31, 2019, accrued expenses amounted to $253,474 and $178,929 respectively. Accrued expenses comprised accrued legal and professional, consultant services as of June 30, 2019 and March 31, 2019.

As of March 31, 2019, and 2018, accrued expenses amounted to $178,929 and $14,955, respectively. Accrued expenses comprised accrued legal and professional, consultant services and year end employee bonuses as of March 31, 2019 and March 31, 2018.